Goodwill and other intangibles (Details-Not deductible for tax purposes) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Rubicon Technologies L L C [Member] | Rubicon [Member]
Goodwill	$ 32,132	$ 32,132